Derivative Financial Instruments (Schedule Of Gains And Losses For Trading And Risk Management Derivatives (Not Designated As Hedging Instruments)) (Detail) (Not Designated As Hedging Instrument [Member], JPY ¥)
In Billions, unless otherwise specified
	6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	¥ 193	¥ 191
Interest Rate Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	30	90
Foreign Exchange Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	99	46
Equity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	67	46
Commodity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	4	13
Credit Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(10)	8
Other Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	3	(12)
Foreign Exchange Gains-Net [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	99	46
Foreign Exchange Gains-Net [Member] | Foreign Exchange Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	99	46
Trading Account Profits (Losses)-Net [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	94	145
Trading Account Profits (Losses)-Net [Member] | Interest Rate Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	30	90
Trading Account Profits (Losses)-Net [Member] | Equity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	67	46
Trading Account Profits (Losses)-Net [Member] | Commodity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	4	13
Trading Account Profits (Losses)-Net [Member] | Credit Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(10)	8
Trading Account Profits (Losses)-Net [Member] | Other Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	¥ 3	¥ (12)